Retirement benefit plans - Sensitivity analysis on discount rate (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discount rate one [member]
Disclosure of net defined benefit liability (asset) [line items]
Effect on gross obligation, decreased discount rate	0.98%	1.10%	1.50%
Effect on gross obligation due to change in discount rate	€ 6,663,000	€ 3,792,000	€ 2,868,000
Discount rate two [member]
Disclosure of net defined benefit liability (asset) [line items]
Effect on gross obligation, decreased discount rate	1.23%	1.35%	1.75%
Effect on gross obligation due to change in discount rate	€ 6,393,000	€ 3,661,000	€ 2,779,000
Discount rate three [member]
Disclosure of net defined benefit liability (asset) [line items]
Effect on gross obligation, increased discount rate	1.73%	1.85%	2.25%
Effect on gross obligation due to change in discount rate	€ 5,895,000	€ 3,419,000	€ 2,612,000
Discount rate four [member]
Disclosure of net defined benefit liability (asset) [line items]
Effect on gross obligation, increased discount rate	1.98%	2.10%	2.50%
Effect on gross obligation due to change in discount rate	€ 5,666,000	€ 3,312,000	€ 2,534,000